                         VAN KAMPEN EQUITY INCOME FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a team led by James A. Gilligan, Senior Portfolio Manager, Scott Carroll, Portfolio Manager and James
O. Roeder, Portfolio Manager.

    Mr. Gilligan has been primarily responsible for managing the Fund's investment portfolio since January 1990. Mr. Gilligan has been a Senior Vice President and Portfolio Manager of the Adviser since September 1995 and of Advisory Corp. since June 1995. Prior to that time, Mr. Gilligan was a Vice President and Portfolio Manager of the Adviser.

    Mr. Carroll has been a Portfolio Manager of the Fund since July 1997 and a Vice President of the Adviser and Advisory Corp. since February 1999. He has been employed by the Adviser and Advisory Corp. since December 1996. Prior to December 1996, Mr. Carroll was an Equity Analyst for 3 years with Lincoln Capital Management Company.

    Mr. Roeder has been a Portfolio Manager of the Fund and a Vice President of the Adviser and Advisory Corp. since May 1999. Prior to that time, Mr. Roeder was an analyst for 3 years with Midwest Research and prior to that, an analyst for approximately 2 years with Duff & Phelps Equity Research.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                               ERNST & YOUNG LLP
                             233 South Wacker Drive
                             Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                            VAN KAMPEN COMSTOCK FUND

                           VAN KAMPEN ENTERPRISE FUND

                         VAN KAMPEN EQUITY INCOME FUND

                             VAN KAMPEN HARBOR FUND

                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                               COMSTOCK PORTFOLIO
                           DOMESTIC INCOME PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE